Income Taxes (Details) - Schedule of Components of Income Tax Expense (Benefit) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Current
Federal
State and local			2,033	7,626
Total current			2,033	7,626
Deferred
Federal				666,616
State and local
Total deferred				666,616
Total income tax expense (benefit)	$ (17)		$ 2,033	$ 674,292